Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Two Roads Shared Trust
Entity Central Index Key	0001552947
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000233407
Shareholder Report [Line Items]
Fund Name	Conductor Global Equity Value ETF
Trading Symbol	CGV
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Conductor Global Equity Value ETF for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://conductoretfs.com/resources/. You can also request this information by contacting us at 1-615-200-0057.
Additional Information Phone Number	1-615-200-0057
Additional Information Website	https://conductoretfs.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Conductor Global Equity Value ETF	$134	1.25%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.25%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Conductor Global Equity Value ETF	13.96%	9.55%	6.33%
MSCI All Country World SMID Value Index	13.20%	12.86%	7.70%
MSCI ACWI Index Net	22.64%	14.61%	11.31%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 121,550,729
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 1,033,432
InvestmentCompanyPortfolioTurnover	92.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$121,550,729
Number of Portfolio Holdings	81
Advisory Fee (net of waivers)	$1,033,432
Portfolio Turnover	92%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.6%
Utilities	2.2%
Real Estate	3.1%
Financials	3.8%
Energy	4.4%
Communications	5.4%
Technology	5.7%
Health Care	6.7%
Consumer Staples	10.4%
Consumer Discretionary	17.5%
Materials	17.7%
Industrials	21.5%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Kandenko Company Ltd.	3.3%
Sankyo Company Ltd.	2.7%
Torex Gold Resources, Inc.	2.5%
DPM Metals, Inc.	2.5%
Lonking Holdings Ltd.	1.9%
Perseus Mining Ltd.	1.9%
DWS Group GmbH & Company KGaA	1.8%
Dormakaba Holding A.G.	1.7%
Aneka Tambang Tbk	1.7%
Ithaca Energy PLC	1.6%